Debt, Senior Notes (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Change of Control [Abstract]
Percentage of principal amount considered for purchase price of senior notes	101.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 604.6
Interest rate		6.875%
Maturity date	Aug. 15, 2021
Debt Instrument, Redemption [Line Items]
2016	105.156%
2017	103.438%
2018	101.719%
2019 and thereafter	100.00%
Senior Notes [Member] | Renaissance Acquisition Corp [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 575.0
Interest rate	6.875%
Maturity date	Aug. 15, 2021